CUSTOMER AND BROKERED DEPOSIT ACCOUNTS - Additional Information (Detail) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Deposits [Abstract]
Aggregate amount of certificate accounts	$ 98,500,000	$ 213,200,000
Certificate accounts acquired through a deposit listing service	$ 496,000	$ 36,500,000